Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based On:		Net Income	Company-Selected Measure: Adjusted EBITDA
					Total Stockholder Return	Peer Group Total Stockholder Return
(1)(a)	(2)(b)	(3)(c)	(2)(d)	(3)(e)	(4)(f)	(4)(5)(g)	(6)(h)	(7)(i)
2023	$6,877,671	-$739,387	$2,757,765	$377,843	$69	$144	-$33,922,000	$42,873,000
2022	$7,079,086	$8,152,492	$2,773,476	$3,082,764	$97	$101	-$28,635,000	$32,090,000
2021	$5,556,971	$5,143,816	$1,636,041	$779,302	$95	$136	-$29,737,000	$26,030,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	During fiscal years 2021, 2022, and 2023 our principal executive officer (“PEO”) was Jason Blessing. The names of each non-PEO named executive officer (“NEO”) included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:
•Fiscal Year 2023: John Ederer, Mark Anderson, Suresh Kannan, Chris Lyon
•Fiscal Year 2022: John Ederer, Mark Anderson, Suresh Kannan, Chris Lyon
•Fiscal Year 2021: John Ederer, Mark Anderson, Suresh Kannan, Chris Lyon, Cathy Lewis, David Barter

Peer Group Issuers, Footnote	The peer group used is the NASDAQ Computer Index, as used in the performance graph shown in our annual report.
PEO Total Compensation Amount	$ 6,877,671	$ 7,079,086	$ 5,556,971
PEO Actually Paid Compensation Amount	$ (739,387)	8,152,492	5,143,816
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO NEOs for each year to determine the “compensation actually paid” to each such person:

PEO			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$5,556,971	$7,079,086	$6,877,671
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$4,283,768	$5,798,205	$6,009,632
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$3,389,680	$6,292,756	$1,433,868
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	-$512,529	$367,738	-$3,768,905
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$394,726	$578,095	$775,018
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$598,735	-$366,978	-$47,407
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0
=	Compensation Actually Paid		$5,143,816	$8,152,492	-$739,387

Non-PEO NEO Average			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$1,636,041	$2,773,476	$2,757,765
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$1,092,881	$2,027,947	$2,212,662
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$854,885	$2,102,200	$633,494
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	-$71,085	$110,269	-$1,126,223
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$71,976	$225,895	$352,346
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	-$25,123	-$101,130	-$26,876
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$594,511	$0	$0
=	Compensation Actually Paid		$779,302	$3,082,764	$377,843

Non-PEO NEO Average Total Compensation Amount	$ 2,757,765	2,773,476	1,636,041
Non-PEO NEO Average Compensation Actually Paid Amount	$ 377,843	3,082,764	779,302
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO NEOs for each year to determine the “compensation actually paid” to each such person:

PEO			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$5,556,971	$7,079,086	$6,877,671
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$4,283,768	$5,798,205	$6,009,632
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$3,389,680	$6,292,756	$1,433,868
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	-$512,529	$367,738	-$3,768,905
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$394,726	$578,095	$775,018
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$598,735	-$366,978	-$47,407
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0
=	Compensation Actually Paid		$5,143,816	$8,152,492	-$739,387

Non-PEO NEO Average			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$1,636,041	$2,773,476	$2,757,765
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$1,092,881	$2,027,947	$2,212,662
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$854,885	$2,102,200	$633,494
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	-$71,085	$110,269	-$1,126,223
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$71,976	$225,895	$352,346
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	-$25,123	-$101,130	-$26,876
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$594,511	$0	$0
=	Compensation Actually Paid		$779,302	$3,082,764	$377,843

Compensation Actually Paid vs. Total Shareholder Return	The following chart illustrates the relationship between our Compensation Actually Paid and TSR.

Compensation Actually Paid vs. Net Income	The following chart illustrates the relationship between our Compensation Actually Paid and Net Income.

Compensation Actually Paid vs. Company Selected Measure	The following chart illustrates the relationship between our Compensation Actually Paid and Adjusted EBITDA.

Total Shareholder Return Vs Peer Group	The following chart illustrates the relationship between our Compensation Actually Paid and TSR.

Tabular List, Table
The financial performance measure listed below represents all of the financial performance measures that were used to determine the compensation actually paid to our named executive officers in fiscal year 2023:
•Adjusted EBITDA

Total Shareholder Return Amount	$ 69	97	95
Peer Group Total Shareholder Return Amount	144	101	136
Net Income (Loss)	$ (33,922,000)	$ (28,635,000)	$ (29,737,000)
Company Selected Measure Amount	42,873,000	32,090,000	26,030,000
PEO Name	Jason Blessing
Additional 402(v) Disclosure	The dollar amounts reported in columns (b) and (d) are the amounts reported for our PEO and the average of our non-PEO NEOs, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table.Company and Peer Group total shareholder return is calculated by assuming that a $100 investment was made on the close of trading on September 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.
(7)    The Company-Selected metric is Adjusted EBITDA. Adjusted EBITDA is defined as net income (loss), adjusted for depreciation and amortization, stock-based compensation expense, interest expense, interest income, other income (expenses), net, provision for income taxes, and loss on extinguishment of debt.

PEO | Equity Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,009,632	$ 5,798,205	$ 4,283,768
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,433,868	6,292,756	3,389,680
PEO | Equity Awards Granted in Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,768,905)	367,738	(512,529)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	775,018	578,095	394,726
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,407)	(366,978)	598,735
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,212,662	2,027,947	1,092,881
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	633,494	2,102,200	854,885
Non-PEO NEO | Equity Awards Granted in Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,126,223)	110,269	(71,085)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	352,346	225,895	71,976
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,876)	(101,130)	(25,123)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 594,511